Exhibit 99.4

Rebuttal Findings 08.03.2026

Seller:

Deal ID:

Total Loan Count: 689

Loans by Grade in Population
Loan Grade	Count	Percentage
1	606	87.95%
2	40	5.81%
3	43	6.24%

Trade Summary
Loan Status	Count	Percentage
Review Complete	636	92.31%
In Rebuttal	53	7.69%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	92	76	76	44	48	0	0	44	0	33	15
2	10	0	0	10	0	0	0	0	0	10	0
1	1967	0	0	1967	0	0	0	0	0	0	1967

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	38	30	0	8	17	0	8
Security Instrument - Name Discrepancy	14	14	0	0	4	0	0
HOC - Inaccurate	8	0	0	8	0	0	8
Security Instrument - Incomplete	4	4	0	0	4	0	0
Security Instrument - Missing Rider/Addendum	3	3	0	0	3	0	0
Security Instrument - Non-Borrowing Spouse/Missing	2	2	0	0	1	0	0
Rescission Test	2	2	0	0	2	0	0
Note - Address Discrepancy	1	1	0	0	1	0	0
Security Instrument - Missing Signature	1	1	0	0	0	0	0
State Disclosure - Texas Home Equity Loan Consumer Disclosure (12-Day Letter)/Missing	1	1	0	0	0	0	0
Note - Incomplete / Inaccurate	1	1	0	0	1	0	0
State Testing - Texas High Cost & Antipredatory Lending/Points and Fees	1	1	0	0	1	0	0
Credit	2	2	0	0	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	1	1	0	0	0	0	0
Income - Missing Income Documents	1	1	0	0	0	0	0
Valuation	62	60	0	2	27	0	35
Appraisal - Value is not supported within a 10% variance	60	60	0	0	27	0	33
Appraisal - Value is supported within 10% of original appraisal amount	2	0	0	2	0	0	2